STOCKHOLDER'S EQUITY (Details Textual) (USD $)	1 Months Ended					12 Months Ended
	Aug. 31, 2012	May 31, 2012	Mar. 28, 2012	Sep. 23, 2011	Jul. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	May 08, 2012	Oct. 19, 2011	Aug. 10, 2011	Apr. 10, 2011	Mar. 31, 2011	Mar. 30, 2011 Convertible Notes Payable [Member]
Common stock, shares authorized						20,000,000	200,000,000	20,000,000
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001					$ 3.50
Common stock, shares outstanding						3,698,896	1,506,061	3,698,896
Common stock, shares issued					5,000	3,698,896	1,249,446	3,698,896	5,000					206,143
Services (in shares)		5,000
Services		$ 32,400				$ 32,400	$ 74,573
Stockholders' Equity, Reverse Stock Split						Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.
Stockholders' Equity Note, Stock Split, Conversion Ratio						0.5
Stock Issued During Period, Shares, New Issues						2,444,450
Registration Statement Description						The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012.
Stock Issued During Period New Issues Price Per Share						$ 4.50
Warrant Redeemable						5 years
Warrants Exercisable Price Per Share						$ 5.00
Proceeds From Issuance Of Units And Warrants						11,000,000
Net Proceeds From Issuance Of Units and Warrants						7,200,000
Outstanding Indebtedness Converted In To Units and Warrants						1,900,000
Non Controlling Interest Converted In To Units and Warrants						1,000,000
Treasury stock cancelled (in shares)	256,615
Convertible Notes Payable, Current						0	1,625,000							711,500
Interest Payable, Current														19,588
Consulting Contract Exchange For Common Stock						0	44,850
Exchange For Consulting Services					21,500
Common Stock Shares Issued For Consulting Services				7,500
Common Stock Shares Issued For Services Performance				1,375
Exchange For Services Performance				8,223
Common Stock Shares Issued For Cash										84
Common Stock Value Issued Exchange For Cash										500
Warrant Subscription Price							$ 0.04
Class of Warrant or Right, Outstanding							1,097,254
Line Of Credit Facility, Amount Outstanding						361,586		235,902			2,000,000
Class A Of Warrants, Exercise Price							$ 5.50
Class B Of Warrants, Exercise Price							7
Class A Warrant Or Rights Exercisable							100,000
Class B Warrant Or Rights Exercisable							112,500
Class A Of Warrant Or Right Exercisable Price Of Warrants Or Rights							5.50
Class A Of Warrant Or Right Exercisable Price Of Warrants Or Rights Terms							10 years
Class B Of Warrant Or Right Exercisable Price Of Warrants Or Rights							$ 7
Class B Of Warrant Or Right Exercisable Price Of Warrants Or Rights Terms							10 years
Warrants Valued												$ 906,351
Issuance Of Warrants For Consulting Services One			125,000
Issuance Of Warrants For Consulting Services Two			25,000
Issuance Of Warrants, Price Per Share One			$ 6.50
Issuance Of Warrants, Price Per Share Two			$ 8
Warrants Issuance Term						five year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used			518,599
Services Term						six month